LEASES (Details Narrative)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Leases
Operating leases, weighted average discount rate	4.75%	4.75%
Operating leases, weighted-average remaining lease term	1 year 4 months 24 days		10 months 24 days